SUN LIFE (N.Y.) VARIABLE ACCOUNT C

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                                    UNIT VALUE
                                                         --------------------------------    PERCENTAGE
                                                                             DECEMBER 31,      CHANGE
                                                         DECEMBER 31, 1997       1998       IN UNIT VALUE
                                                         -----------------   ------------   -------------
  REGATTA - NY CONTRACTS
    Capital Appreciation Series........................       $20.4955         $26.0156           26.93%
    Conservative Growth Series.........................        21.5979          26.3767           22.13%
    Government Securities Series.......................        12.4617          13.3628            7.23%
    High Yield Series..................................        14.9542          14.8376           (0.78)%
    Managed Sectors Series.............................        19.6663          21.7749           10.72%
    Money Market Series................................        11.5063          11.9179            3.58%
    Total Return Series................................        17.1690          18.9202           10.20%
    Utilities Series...................................        19.6408          22.7757           15.96%
    World Governments Series...........................        12.2419          13.9401           13.87%
    World Growth Series................................        13.9137          15.7177           12.97%
  REGATTA GOLD - NY CONTRACTS
    Capital Appreciation Series........................        13.6249          17.2946           26.93%
    Capital Opportunities Series*......................        10.8511          13.5854           25.20%
    Conservative Growth Series.........................        14.6125          17.8458           22.13%
    Emerging Growth Series.............................        12.6847          16.7445           32.01%
    MFS/Foreign & Colonial Emerging Markets Equity
     Series............................................         8.7203           6.0241          (30.92)%
    International Growth Series........................        10.7213          12.8587           19.94%
    International Growth and Income Series.............         9.3612           9.4088            0.51%
    Government Securities Series.......................        10.9695          11.7627            7.23%
    High Yield Series..................................        11.8237          11.7316           (0.78)%
    Managed Sectors Series.............................        14.0620          15.5700           10.72%
    Money Market Series................................        10.4857          10.8609            3.58%
    Research Series....................................        13.2588          16.1649           21.92%
    Research Growth and Income Series..................        10.7234          12.9195           20.48%
    Total Return Series................................        12.9446          14.2649           10.20%
    Utilities Series...................................        14.6470          16.9849           15.96%
    World Asset Allocation Series......................        11.6505          12.2289            4.96%
    World Governments Series...........................        10.0221          11.4123           13.87%
    World Growth Series................................        11.8491          13.3854           12.97%
    World Total Return Series..........................        11.9033          13.8923           16.71%

*Before May 1, 1998, called the Value Series.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- December 31, 1998

 ASSETS:
    Investments in MFS/Sun Life Series Trust:          Shares        Cost         Value
                                                     ----------  ------------  ------------
     Capital Appreciation Series ("CAS")...........   1,108,949  $ 41,650,221  $ 50,936,925
     Capital Opportunities ("COS").................     196,081     3,004,140     3,329,814
     Conservative Growth Series ("CGS")............   1,906,082    58,914,232    72,903,135
     Emerging Growth Series ("EGS")................   1,066,331    19,376,576    24,822,677
     MFS/Foreign & Colonial Emerging Markets Equity
      Series ("FCE")...............................      18,696       166,204       140,033
     International Growth Series ("FCG")...........     265,459     3,054,820     3,500,104
     International Growth and Income Series
      ("FCI")......................................      40,468       414,408       393,971
     Government Securities Series ("GSS")..........     940,103    12,111,944    12,592,294
     High Yield Series ("HYS").....................   1,610,555    15,133,234    14,758,345
     Managed Sectors Series ("MSS")................     449,846    12,202,600    12,705,820
     Money Market Series ("MMS")...................  16,308,662    16,308,662    16,308,662
     Research Series ("RES").......................   1,636,136    32,275,523    37,668,622
     Research Growth and Income Series ("RGS").....     215,616     2,547,539     2,888,032
     Total Return Series ("TRS")...................   2,672,163    51,616,074    56,819,488
     Utilities Series ("UTS")......................     644,603     9,987,187    11,012,694
     World Asset Allocation Series ("WAA").........     227,036     3,291,343     3,279,539
     World Governments Series ("WGS")..............     334,327     3,766,005     4,087,858
     World Growth Series ("WGO")...................     672,489     9,523,270    10,527,939
     World Total Return Series ("WTR").............     279,438     4,244,370     4,699,842
                                                                 ------------  ------------
                                                                 $299,588,352  $343,375,794
                                                                 ------------
                                                                 ------------
 LIABILITY:
     Payable to sponsor............................                                 (86,551)
                                                                               ------------
         Net Assets................................                            $343,289,243
                                                                               ------------
                                                                               ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

 NET ASSETS:
                                           Applicable to Owners of
                                          Deferred Variable Annuity
                                                 Contracts:
                                      ---------------------------------  Reserve for
                                                   Unit                   Variable
                                        Units     Value       Value       Annuities       Total
                                      ---------  --------  ------------  -----------   ------------
 Regatta-NY Contracts:
     CAS............................  1,030,044  $26.0156  $ 26,792,285  $   139,574   $ 26,931,859
     CGS............................    759,522   26.3767    20,032,265       92,682     20,124,947
     GSS............................    516,775   13.3628     6,905,503      --           6,905,503
     HYS............................    299,433   14.8376     4,456,292       15,289      4,471,581
     MSS............................    294,045   21.7749     6,403,143      --           6,403,143
     MMS............................    529,219   11.9179     6,303,200      --           6,303,200
     TRS............................  1,320,198   18.9202    24,974,001      664,139     25,638,140
     UTS............................     88,196   22.7757     2,009,345      --           2,009,345
     WGS............................    219,014   13.9401     3,055,870        1,724      3,057,594
     WGO............................    327,055   15.7177     5,141,618      --           5,141,618
                                                           ------------  -----------   ------------
                                                           $106,073,522  $   913,408   $106,986,930
                                                           ------------  -----------   ------------
 Regatta Gold-NY Contracts:
     CAS............................  1,387,198   17.2946  $ 23,992,396  $   --        $ 23,992,396
     COS............................    245,193   13.5854     3,329,814      --           3,329,814
     CGS............................  2,936,804   17.8458    52,405,906      350,357     52,756,263
     EGS............................  1,482,470   16.7445    24,822,677      --          24,822,677
     FCE............................     23,240    6.0241       140,033      --             140,033
     FCG............................    272,201   12.8587     3,500,104      --           3,500,104
     FCI............................     41,872    9.4088       393,971      --             393,971
     GSS............................    483,528   11.7627     5,686,382      --           5,686,382
     HYS............................    869,291   11.7316    10,205,985       78,983     10,284,968
     MSS............................    401,019   15.5700     6,244,146       60,790      6,304,936
     MMS............................    921,204   10.8609    10,005,379      --          10,005,379
     RES............................  2,330,245   16.1649    37,668,622      --          37,668,622
     RGS............................    222,849   12.9195     2,888,032      --           2,888,032
     TRS............................  2,154,305   14.2649    30,720,733      408,278     31,129,011
     UTS............................    529,135   16.9849     9,003,349      --           9,003,349
     WAA............................    267,873   12.2289     3,279,539      --           3,279,539
     WGS............................     90,226   11.4123     1,029,944      --           1,029,944
     WGO............................    402,319   13.3854     5,386,321      --           5,386,321
     WTR............................    334,013   13.8923     4,640,350       60,222      4,700,572
                                                           ------------  -----------   ------------
                                                           $235,343,683  $   958,630   $236,302,313
                                                           ------------  -----------   ------------
         Net Assets......................................  $341,417,205  $ 1,872,038   $343,289,243
                                                           ------------  -----------   ------------
                                                           ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS-- Year Ended December 31, 1998

                                               CAS          COS           CGS          EGS           FCE
                                           Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------  -----------   -----------  -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,727,025   $ 65,902     $ 4,021,926  $  588,305     $  12,512
   Mortality and expense risk charges....      528,475     24,531         731,436     227,305         3,537
   Administrative charges................       63,417      2,944          87,772      27,277           424
                                           -----------  -----------   -----------  -----------   -----------
       Net investment income.............  $ 4,135,133   $ 38,427     $ 3,202,718  $  333,723     $   8,551
                                           -----------  -----------   -----------  -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 9,944,892   $915,602     $ 8,893,269  $3,539,526     $ 309,078
     Cost of investments sold............    7,636,624    790,212       6,408,134   2,704,077       501,878
                                           -----------  -----------   -----------  -----------   -----------
       Net realized gains (losses).......  $ 2,308,268   $125,390     $ 2,485,135  $  835,449     $(192,800)
                                           -----------  -----------   -----------  -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 9,286,704   $325,674     $13,988,903  $5,446,101     $ (26,171)
     Beginning of year...................    5,044,914     21,682       8,236,126   1,240,869       (52,077)
                                           -----------  -----------   -----------  -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $ 4,241,790   $303,992     $ 5,752,777  $4,205,232     $  25,906
                                           -----------  -----------   -----------  -----------   -----------
         Realized and unrealized gains
          (losses).......................  $ 6,550,058   $429,382     $ 8,237,912  $5,040,681     $(166,894)
                                           -----------  -----------   -----------  -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $10,685,191   $467,809     $11,440,630  $5,374,404     $(158,343)
                                           -----------  -----------   -----------  -----------   -----------
                                           -----------  -----------   -----------  -----------   -----------

                                              FCG          FCI           GSS           HYS           MSS
                                           Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                           ----------   ----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ 90,124     $  2,673    $  606,875    $  850,440    $1,700,250
   Mortality and expense risk charges....     37,022        3,260       139,729       170,097       141,133
   Administrative charges................      4,443          391        16,767        20,412        16,936
                                           ----------   ----------   -----------   -----------   -----------
       Net investment income (loss)......   $ 48,659     $   (978)   $  450,379    $  659,931    $1,542,181
                                           ----------   ----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $436,106     $ 63,828    $4,623,254    $4,139,643    $2,077,949
     Cost of investments sold............    382,074       67,075     4,495,083     3,989,746     1,951,325
                                           ----------   ----------   -----------   -----------   -----------
       Net realized gains (losses).......   $ 54,032     $ (3,247)   $  128,171    $  149,897    $  126,624
                                           ----------   ----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $445,284     $(20,437)   $  480,350    $ (374,889)   $  503,220
     Beginning of year...................     60,185       (3,549)      264,065       604,130     1,044,592
                                           ----------   ----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................   $385,099     $(16,888)   $  216,285    $ (979,019)   $ (541,372)
                                           ----------   ----------   -----------   -----------   -----------
         Realized and unrealized gains
          (losses).......................   $439,131     $(20,135)   $  344,456    $ (829,122)   $ (414,748)
                                           ----------   ----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $487,790     $(21,113)   $  794,835    $ (169,191)   $1,127,433
                                           ----------   ----------   -----------   -----------   -----------
                                           ----------   ----------   -----------   -----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                               MMS          RES          RGS           TRS           UTS
                                           Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------  -----------   ----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   548,007  $1,202,319     $  5,749    $5,291,992    $  808,978
   Mortality and expense risk charges....      138,868     368,165       18,782       609,802        95,903
   Administrative charges................       16,664      44,180        2,254        73,176        11,508
                                           -----------  -----------   ----------   -----------   -----------
       Net investment income (loss)......  $   392,475  $  789,974     $(15,287)   $4,609,014    $  701,567
                                           -----------  -----------   ----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment
    transactions:
     Proceeds from sales.................  $24,403,313  $4,570,415     $155,606    $7,535,287    $1,120,448
     Cost of investments sold............   24,403,313   3,702,264      134,802     6,566,389       875,313
                                           -----------  -----------   ----------   -----------   -----------
       Net realized gains................  $   --       $  868,151     $ 20,804    $  968,898    $  245,135
                                           -----------  -----------   ----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $   --       $5,393,099     $340,493    $5,203,414    $1,025,507
     Beginning of year...................      --        1,565,138       27,151     5,938,585       809,777
                                           -----------  -----------   ----------   -----------   -----------
       Change in unrealized
        appreciation.....................  $   --       $3,827,961     $313,342    $ (735,171)   $  215,730
                                           -----------  -----------   ----------   -----------   -----------
         Realized and unrealized gains...  $   --       $4,696,112     $334,146    $  233,727    $  460,865
                                           -----------  -----------   ----------   -----------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $   392,475  $5,486,086     $318,859    $4,842,741    $1,162,432
                                           -----------  -----------   ----------   -----------   -----------
                                           -----------  -----------   ----------   -----------   -----------

                                              WAA           WGS           WGO          WTR
                                           Sub-Account  Sub-Account   Sub-Account   Sub-Account     Total
                                           ----------   -----------   -----------   ----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $219,895    $   52,678    $  742,689     $146,812    $21,685,151
   Mortality and expense risk charges....     40,045        50,462       123,593       41,967      3,494,112
   Administrative charges................      4,805         6,055        14,831        5,036        419,292
                                           ----------   -----------   -----------   ----------   -----------
       Net investment income (loss)......   $175,045    $   (3,839)   $  604,265     $ 99,809    $17,771,747
                                           ----------   -----------   -----------   ----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.................   $792,170    $1,490,665    $2,750,733     $476,776    $78,238,560
     Cost of investments sold............    790,404     1,478,842     2,356,373      398,990     69,632,918
                                           ----------   -----------   -----------   ----------   -----------
       Net realized gains................   $  1,766    $   11,823    $  394,360     $ 77,786    $ 8,605,642
                                           ----------   -----------   -----------   ----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $(11,804)   $  321,853    $1,004,669     $455,472    $43,787,442
     Beginning of year...................     56,458      (205,715)      833,861      121,517     25,607,709
                                           ----------   -----------   -----------   ----------   -----------
       Change in unrealized appreciation
        (depreciation)...................   $(68,262)   $  527,568    $  170,808     $333,955    $18,179,733
                                           ----------   -----------   -----------   ----------   -----------
         Realized and unrealized gains
          (losses).......................   $(66,496)   $  539,391    $  565,168     $411,741    $26,785,375
                                           ----------   -----------   -----------   ----------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................   $108,549    $  535,552    $1,169,433     $511,550    $44,557,122
                                           ----------   -----------   -----------   ----------   -----------
                                           ----------   -----------   -----------   ----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                            EGS
                                                     CAS                      COS                       CGS             Sub-Account
                                                 Sub-Account              Sub-Account               Sub-Account         -----------
                                           ------------------------  ----------------------   ------------------------
                                                                                                                        Year Ended
                                                  Year Ended               Year Ended                Year Ended          December
                                                 December 31,             December 31,              December 31,            31,
                                           ------------------------  ----------------------   ------------------------  -----------
                                              1998         1997         1998       1997*         1998         1997         1998
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........  $ 4,135,133  $ 2,120,283  $   38,427   $  (1,777)  $ 3,202,718  $   839,603  $   333,723
   Net realized gains....................    2,308,268    1,540,585     125,390       4,627     2,485,135    1,505,247      835,449
   Net unrealized gains..................    4,241,790    1,903,609     303,992      21,682     5,752,777    4,882,670    4,205,232
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
       Increase in net assets from
        operations.......................  $10,685,191  $ 5,564,477  $  467,809   $  24,532   $11,440,630  $ 7,227,520  $ 5,374,404
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 5,645,231  $ 5,437,094  $1,250,849   $ 342,925   $13,430,158  $12,920,177  $ 4,565,860
     Net transfers between Sub-Accounts
      and Fixed Account..................    2,271,423    2,074,585   1,000,555     302,919     8,538,077    6,398,425    3,478,850
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (3,030,676)  (1,919,576)    (59,775)     --        (3,468,420)  (1,877,932)    (857,070)
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
       Net accumulation activity.........  $ 4,885,978  $ 5,592,103  $2,191,629   $ 645,844   $18,499,815  $17,440,670  $ 7,187,640
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
   Annuitization Activity:
     Annuitizations......................  $   --       $   --       $   --       $  --       $    54,952  $   251,244  $   --
     Annuity payments and account fees...      (39,858)     (31,346)     --          --           (32,919)     (15,570)     --
     Adjustments to annuity reserve......       (3,612)      (2,576)     --          --            (6,680)     (12,192)     --
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
       Net annuitization activity........  $   (43,470) $   (33,922) $   --       $  --       $    15,353  $   223,482  $   --
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
   Increase in net assets from contract
    owner transactions...................  $ 4,842,508  $ 5,558,181  $2,191,629   $ 645,844   $18,515,168  $17,664,152  $ 7,187,640
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
     Increase in net assets..............  $15,527,699  $11,122,658  $2,659,438   $ 670,376   $29,955,798  $24,891,672  $12,562,044
 NET ASSETS:
   Beginning of period...................   35,396,556   24,273,898     670,376      --        42,925,412   18,033,740   12,260,633
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
   End of period.........................  $50,924,255  $35,396,556  $3,329,814   $ 670,376   $72,881,210  $42,925,412  $24,822,677
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------
                                           -----------  -----------  ----------  ----------   -----------  -----------  -----------


                                              1997
                                           -----------
 OPERATIONS:
   Net investment income (loss)..........  $   (81,849)
   Net realized gains....................      119,697
   Net unrealized gains..................    1,280,838
                                           -----------
       Increase in net assets from
        operations.......................  $ 1,318,686
                                           -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 5,109,875
     Net transfers between Sub-Accounts
      and Fixed Account..................    2,532,138
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (237,664)
                                           -----------
       Net accumulation activity.........  $ 7,404,349
                                           -----------
   Annuitization Activity:
     Annuitizations......................  $   --
     Annuity payments and account fees...      --
     Adjustments to annuity reserve......      --
                                           -----------
       Net annuitization activity........  $   --
                                           -----------
   Increase in net assets from contract
    owner transactions...................  $ 7,404,349
                                           -----------
     Increase in net assets..............  $ 8,723,035
 NET ASSETS:
   Beginning of period...................    3,537,598
                                           -----------
   End of period.........................  $12,260,633
                                           -----------
                                           -----------

*For the period July 14, 1997 (commencement of operations) to December 31, 1997.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     FCE                         FCG                        FCI
                                                 Sub-Account                 Sub-Account                Sub-Account
                                           ------------------------   -------------------------   ------------------------
                                                  Year Ended                 Year Ended                  Year Ended
                                                 December 31,               December 31,                December 31,
                                           ------------------------   -------------------------   ------------------------
                                              1998         1997*         1998          1997          1998        1997**
                                           -----------   ----------   -----------   -----------   ----------   -----------
 OPERATIONS:
   Net investment income (loss)..........   $    8,551    $  (1,887)  $    48,659   $    (5,125)   $    (978)    $    (255)
   Net realized gains (losses)...........     (192,800)        (146)       54,032         5,393       (3,247)          (16)
   Net unrealized gains (losses).........       25,906      (52,077)      385,099        56,979      (16,888)       (3,549)
                                           -----------   ----------   -----------   -----------   ----------   -----------
       Increase (decrease) in net assets
        from operations..................   $ (158,343)   $ (54,110)  $   487,790   $    57,247    $ (21,113)    $  (3,820)
                                           -----------   ----------   -----------   -----------   ----------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   99,812    $ 116,973   $   364,428   $   680,068    $ 182,841     $  53,676
     Net transfers between Sub-Accounts
      and Fixed Account..................     (159,531)     302,187       775,936       731,375      155,918        36,535
     Withdrawals, surrenders,
      annuitizations
      and contract charges...............       (6,955)      --          (151,648)      (20,814)     (10,066)      --
                                           -----------   ----------   -----------   -----------   ----------   -----------
       Net accumulation activity.........   $  (66,674)   $ 419,160   $   988,716   $ 1,390,629    $ 328,693     $  90,211
                                           -----------   ----------   -----------   -----------   ----------   -----------
   Annuitization Activity:
     Annuity payments and account fees...   $  --         $  --       $   --        $   --         $  --         $ --
     Adjustments to annuity reserve......      --            --           --            --            --           --
                                           -----------   ----------   -----------   -----------   ----------   -----------
       Net annuitization activity........   $  --         $  --       $   --        $   --         $  --         $ --
                                           -----------   ----------   -----------   -----------   ----------   -----------
   Increase (decrease) in net assets from
    contract owner transactions..........   $  (66,674)   $ 419,160   $   988,716   $ 1,390,629    $ 328,693     $  90,211
                                           -----------   ----------   -----------   -----------   ----------   -----------
     Increase (decrease) in net assets...   $ (225,017)   $ 365,050   $ 1,476,506   $ 1,447,876    $ 307,580     $  86,391
 NET ASSETS:
   Beginning of period...................      365,050       --         2,023,598       575,722       86,391       --
                                           -----------   ----------   -----------   -----------   ----------   -----------
   End of period.........................   $  140,033    $ 365,050   $ 3,500,104   $ 2,023,598    $ 393,971     $  86,391
                                           -----------   ----------   -----------   -----------   ----------   -----------
                                           -----------   ----------   -----------   -----------   ----------   -----------

                                                     GSS
                                                 Sub-Account
                                           ------------------------

                                                  Year Ended
                                                 December 31,
                                           ------------------------
                                              1998         1997
                                           -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........  $   450,379  $   488,183
   Net realized gains (losses)...........      128,171       37,818
   Net unrealized gains (losses).........      216,285      129,079
                                           -----------  -----------
       Increase (decrease) in net assets
        from operations..................  $   794,835  $   655,080
                                           -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 1,440,848  $   901,461
     Net transfers between Sub-Accounts
      and Fixed Account..................    2,333,811      537,631
     Withdrawals, surrenders,
      annuitizations
      and contract charges...............   (1,525,871)    (577,767)
                                           -----------  -----------
       Net accumulation activity.........  $ 2,248,788  $   861,325
                                           -----------  -----------
   Annuitization Activity:
     Annuity payments and account fees...  $    (8,935) $    (2,591)
     Adjustments to annuity reserve......          (83)        (132)
                                           -----------  -----------
       Net annuitization activity........  $    (9,018) $    (2,723)
                                           -----------  -----------
   Increase (decrease) in net assets from
    contract owner transactions..........  $ 2,239,770  $   858,602
                                           -----------  -----------
     Increase (decrease) in net assets...  $ 3,034,605  $ 1,513,682
 NET ASSETS:
   Beginning of period...................    9,557,280    8,043,598
                                           -----------  -----------
   End of period.........................  $12,591,885  $ 9,557,280
                                           -----------  -----------
                                           -----------  -----------

 *For the period July 14, 1997 (commencement of operations) to December 31,
1997.
**For the period August 11, 1997 (commencement of operations) to December 31, 1997.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     HYS                       MSS                        MMS
                                                 Sub-Account               Sub-Account                Sub-Account
                                           ------------------------  ------------------------   ------------------------
                                                  Year Ended                Year Ended                 Year Ended
                                                 December 31,              December 31,               December 31,
                                           ------------------------  ------------------------   ------------------------
                                              1998         1997         1998         1997          1998         1997
                                           -----------  -----------  -----------  -----------   -----------  -----------
 OPERATIONS:
   Net investment income.................  $   659,931  $   383,220  $ 1,542,181  $   706,385   $   392,475  $   357,569
   Net realized gains....................      149,897      124,062      126,624      312,787       --           --
   Net unrealized gains (losses).........     (979,019)     380,978     (541,372)     531,538       --           --
                                           -----------  -----------  -----------  -----------   -----------  -----------
       Increase (decrease) in net assets
        from operations..................  $  (169,191) $   888,260  $ 1,127,433  $ 1,550,710   $   392,475  $   357,569
                                           -----------  -----------  -----------  -----------   -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 3,046,502  $ 2,509,428  $ 1,471,282  $ 1,282,041   $ 6,979,970  $ 7,367,664
     Net transfers between Sub-Accounts
      and Fixed Account..................    2,266,782    1,893,307    1,246,414    1,220,095     4,354,504   (4,368,281)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (1,309,324)    (421,568)    (917,266)    (587,414)   (5,785,099)  (2,272,208)
                                           -----------  -----------  -----------  -----------   -----------  -----------
       Net accumulation activity.........  $ 4,003,960  $ 3,981,167  $ 1,800,430  $ 1,914,722   $ 5,549,375  $   727,175
                                           -----------  -----------  -----------  -----------   -----------  -----------
   Annuitization Activity:
     Annuitizations......................  $    86,382  $    20,734  $    54,124  $   --        $   --       $   --
     Annuity payments and account fees...       (8,589)      (1,137)        (520)     --             (2,231)        (643)
     Adjustments to annuity reserve......       (1,717)         (79)       2,259      --                 (6)         (30)
                                           -----------  -----------  -----------  -----------   -----------  -----------
       Net annuitization activity........  $    76,076  $    19,518  $    55,863  $   --        $    (2,237) $      (673)
                                           -----------  -----------  -----------  -----------   -----------  -----------
   Increase in net assets from contract
    owner transactions...................  $ 4,080,036  $ 4,000,685  $ 1,856,293  $ 1,914,722   $ 5,547,138  $   726,502
                                           -----------  -----------  -----------  -----------   -----------  -----------
     Increase in net assets..............  $ 3,910,845  $ 4,888,945  $ 2,983,726  $ 3,465,432   $ 5,939,613  $ 1,084,071
 NET ASSETS:
   Beginning of period...................   10,845,704    5,956,759    9,724,353    6,258,921    10,368,966    9,284,895
                                           -----------  -----------  -----------  -----------   -----------  -----------
   End of period.........................  $14,756,549  $10,845,704  $12,708,079  $ 9,724,353   $16,308,579  $10,368,966
                                           -----------  -----------  -----------  -----------   -----------  -----------
                                           -----------  -----------  -----------  -----------   -----------  -----------

                                                     RES
                                                 Sub-Account
                                           ------------------------

                                                  Year Ended
                                                 December 31,
                                           ------------------------
                                              1998         1997
                                           -----------  -----------
 OPERATIONS:
   Net investment income.................  $   789,974  $    91,756
   Net realized gains....................      868,151      165,147
   Net unrealized gains (losses).........    3,827,961    1,401,570
                                           -----------  -----------
       Increase (decrease) in net assets
        from operations..................  $ 5,486,086  $ 1,658,473
                                           -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 5,661,381  $ 7,847,808
     Net transfers between Sub-Accounts
      and Fixed Account..................    8,373,302    6,025,796
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (1,448,446)    (239,605)
                                           -----------  -----------
       Net accumulation activity.........  $12,586,237  $13,633,999
                                           -----------  -----------
   Annuitization Activity:
     Annuitizations......................  $   --       $   --
     Annuity payments and account fees...      --           --
     Adjustments to annuity reserve......      --           --
                                           -----------  -----------
       Net annuitization activity........  $   --       $   --
                                           -----------  -----------
   Increase in net assets from contract
    owner transactions...................  $12,586,237  $13,633,999
                                           -----------  -----------
     Increase in net assets..............  $18,072,323  $15,292,472
 NET ASSETS:
   Beginning of period...................   19,596,299    4,303,827
                                           -----------  -----------
   End of period.........................  $37,668,622  $19,596,299
                                           -----------  -----------
                                           -----------  -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                      RGS                        TRS                       UTS
                                                  Sub-Account                Sub-Account               Sub-Account
                                           -------------------------   ------------------------  ------------------------
                                                  Year Ended                  Year Ended                Year Ended
                                                 December 31,                December 31,              December 31,
                                           -------------------------   ------------------------  ------------------------
                                              1998         1997***        1998         1997         1998         1997
                                           -----------   -----------   -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........  $   (15,287)    $  (1,915)  $ 4,609,014  $ 2,714,679  $   701,567  $   282,139
   Net realized gains....................       20,804           380       968,898      880,365      245,135      128,266
   Net unrealized gains (losses).........      313,342        27,151      (735,171)   2,564,568      215,730      510,417
                                           -----------   -----------   -----------  -----------  -----------  -----------
       Increase in net assets from
        operations.......................  $   318,859     $  25,616   $ 4,842,741  $ 6,159,612  $ 1,162,432  $   920,822
                                           -----------   -----------   -----------  -----------  -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $   955,442     $ 403,727   $ 5,723,954  $ 7,910,254  $ 3,379,684  $ 1,252,037
     Net transfers between Sub-Accounts
      and Fixed Account..................    1,012,621       216,206     7,589,931    4,487,309    2,309,074      674,611
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................      (41,336)       (3,103)   (3,756,499)  (2,898,217)    (626,782)    (250,586)
                                           -----------   -----------   -----------  -----------  -----------  -----------
       Net accumulation activity.........  $ 1,926,727     $ 616,830   $ 9,557,386  $ 9,499,346  $ 5,061,976  $ 1,676,062
                                           -----------   -----------   -----------  -----------  -----------  -----------
   Annuitization Activity:
     Annuitizations......................  $   --          $ --        $   395,341  $   --       $   --       $   --
     Annuity payments and account fees...      --            --            (79,366)     (68,443)     --           --
     Adjustments to annuity reserve......      --            --             (7,297)     (16,416)     --           --
                                           -----------   -----------   -----------  -----------  -----------  -----------
       Net annuitization activity........  $   --          $ --        $   308,678  $   (84,859) $   --       $   --
                                           -----------   -----------   -----------  -----------  -----------  -----------
   Increase in net assets from contract
    owner transactions...................  $ 1,926,727     $ 616,830   $ 9,866,064  $ 9,414,487  $ 5,061,976  $ 1,676,062
                                           -----------   -----------   -----------  -----------  -----------  -----------
     Increase in net assets..............  $ 2,245,586     $ 642,446   $14,708,805  $15,574,099  $ 6,224,408  $ 2,596,884
 NET ASSETS:
   Beginning of period...................      642,446       --         42,058,346   26,484,247    4,788,286    2,191,402
                                           -----------   -----------   -----------  -----------  -----------  -----------
   End of period.........................  $ 2,888,032     $ 642,446   $56,767,151  $42,058,346  $11,012,694  $ 4,788,286
                                           -----------   -----------   -----------  -----------  -----------  -----------
                                           -----------   -----------   -----------  -----------  -----------  -----------

                                                      WAA
                                                  Sub-Account
                                           -------------------------

                                                  Year Ended
                                                 December 31,
                                           -------------------------
                                              1998          1997
                                           -----------   -----------
 OPERATIONS:
   Net investment income (loss)..........  $   175,045   $    49,854
   Net realized gains....................        1,766        19,530
   Net unrealized gains (losses).........      (68,262)       43,944
                                           -----------   -----------
       Increase in net assets from
        operations.......................  $   108,549   $   113,328
                                           -----------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $   451,961   $ 1,203,801
     Net transfers between Sub-Accounts
      and Fixed Account..................      357,692       818,064
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (149,424)      (42,361)
                                           -----------   -----------
       Net accumulation activity.........  $   660,229   $ 1,979,504
                                           -----------   -----------
   Annuitization Activity:
     Annuitizations......................  $   --        $   --
     Annuity payments and account fees...      --            --
     Adjustments to annuity reserve......      --            --
                                           -----------   -----------
       Net annuitization activity........  $   --        $   --
                                           -----------   -----------
   Increase in net assets from contract
    owner transactions...................  $   660,229   $ 1,979,504
                                           -----------   -----------
     Increase in net assets..............  $   768,778   $ 2,092,832
 NET ASSETS:
   Beginning of period...................    2,510,761       417,929
                                           -----------   -----------
   End of period.........................  $ 3,279,539   $ 2,510,761
                                           -----------   -----------
                                           -----------   -----------

***For the period July 9, 1997 (commencement of operations) to December 31,
1997.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                      WGS                         WGO                         WTR
                                                  Sub-Account                 Sub-Account                 Sub-Account
                                           -------------------------   -------------------------   -------------------------
                                                  Year Ended                  Year Ended                  Year Ended
                                                 December 31,                December 31,                December 31,
                                           -------------------------   -------------------------   -------------------------
                                              1998          1997          1998          1997          1998          1997
                                           -----------   -----------   -----------  ------------   -----------   -----------
 OPERATIONS:
   Net investment income (loss)..........  $    (3,839)  $   112,200   $   604,265   $    55,306   $    99,809   $       746
   Net realized gains (losses)...........       11,823      (107,682)      394,360       243,950        77,786         8,873
   Net unrealized gains (losses).........      527,568       (99,232)      170,808       585,190       333,955       111,590
                                           -----------   -----------   -----------  ------------   -----------   -----------
       Increase (decrease) in net assets
        from operations..................  $   535,552   $   (94,714)  $ 1,169,433   $   884,446   $   511,550   $   121,209
                                           -----------   -----------   -----------  ------------   -----------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $    98,948   $   298,940   $   560,743   $ 1,760,372   $   557,044   $   837,139
     Net transfers between Sub-Accounts
      and Fixed Account..................      (43,239)     (117,698)      424,047     1,155,858     1,590,561       955,063
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (640,532)     (305,308)     (826,884)     (558,141)     (174,073)      (14,517)
                                           -----------   -----------   -----------  ------------   -----------   -----------
       Net accumulation activity.........  $  (584,823)  $  (124,066)  $   157,906   $ 2,358,089   $ 1,973,532   $ 1,777,685
                                           -----------   -----------   -----------  ------------   -----------   -----------
   Annuitization Activity:
     Annuitizations......................  $   --        $   --        $   --        $   --        $    58,314   $   --
     Annuity payments and account fees...       (2,179)       (2,160)      --            --               (560)      --
     Adjustments to annuity reserve......          (87)          (56)      --            --                730       --
                                           -----------   -----------   -----------  ------------   -----------   -----------
       Net annuitization activity........  $    (2,266)  $    (2,216)  $   --        $   --        $    58,484   $   --
                                           -----------   -----------   -----------  ------------   -----------   -----------
   Increase (decrease) in net assets from
    contract owner transactions..........  $  (587,089)  $  (126,282)  $   157,906   $ 2,358,089   $ 2,032,016   $ 1,777,685
                                           -----------   -----------   -----------  ------------   -----------   -----------
     Increase (decrease) in net assets...  $   (51,537)  $  (220,996)  $ 1,327,339   $ 3,242,535   $ 2,543,566   $ 1,898,894
 NET ASSETS:
   Beginning of period...................    4,139,075     4,360,071     9,200,600     5,958,065     2,157,006       258,112
                                           -----------   -----------   -----------  ------------   -----------   -----------
   End of period.........................  $ 4,087,538   $ 4,139,075   $10,527,939   $ 9,200,600   $ 4,700,572   $ 2,157,006
                                           -----------   -----------   -----------  ------------   -----------   -----------
                                           -----------   -----------   -----------  ------------   -----------   -----------


                                                     Total
                                           --------------------------

                                                   Year Ended
                                                  December 31,
                                           --------------------------
                                               1998          1997
                                           ------------  ------------
 OPERATIONS:
   Net investment income (loss)..........  $ 17,771,747  $  8,109,115
   Net realized gains (losses)...........     8,605,642     4,988,883
   Net unrealized gains (losses).........    18,179,733    14,276,945
                                           ------------  ------------
       Increase (decrease) in net assets
        from operations..................  $ 44,557,122  $ 27,374,943
                                           ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 55,866,938  $ 58,235,460
     Net transfers between Sub-Accounts
      and Fixed Account..................    47,876,728    25,876,125
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (24,786,146)  (12,226,781)
                                           ------------  ------------
       Net accumulation activity.........  $ 78,957,520  $ 71,884,804
                                           ------------  ------------
   Annuitization Activity:
     Annuitizations......................  $    649,113  $    271,978
     Annuity payments and account fees...      (175,157)     (121,890)
     Adjustments to annuity reserve......       (16,493)      (31,481)
                                           ------------  ------------
       Net annuitization activity........  $    457,463  $    118,607
                                           ------------  ------------
   Increase (decrease) in net assets from
    contract owner transactions..........  $ 79,414,983  $ 72,003,411
                                           ------------  ------------
     Increase (decrease) in net assets...  $123,972,105  $ 99,378,354
 NET ASSETS:
   Beginning of period...................   219,317,138   119,938,784
                                           ------------  ------------
   End of period.........................  $343,289,243  $219,317,138
                                           ------------  ------------
                                           ------------  ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS-Registered Trademark-/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                            Units
                                                         Transferred
                                                           Between
                                                         Sub-Accounts   Units Withdrawn,
                    Units Outstanding                     and Fixed      Surrendered and   Units Outstanding
                    Beginning of Year  Units Purchased     Account         Annuitized         End of Year
                   ------------------- --------------- ---------------- ----------------- -------------------
                       Year Ended        Year Ended       Year Ended       Year Ended         Year Ended
                      December 31,      December 31,     December 31,     December 31,       December 31,
                   ------------------- --------------- ---------------- ----------------- -------------------
                     1998      1997     1998    1997    1998     1997     1998     1997     1998      1997
                   --------- --------- ------- ------- ------- -------- -------- -------- --------- ---------
 MFS REGATTA
 CONTRACTS:
 -----------------
 CAS Sub-Account... 1,098,819 1,160,312   --     1,731  16,251   20,840  (85,026)  (84,064) 1,030,044 1,098,819
 CGS Sub-Account...   806,893   845,581   --     1,750  16,355   30,673  (63,726)  (71,111)   759,522   806,893
 GSS Sub-Account...   617,817   654,198   --     --      6,548    9,196 (107,590)  (45,577)   516,775   617,817
 HYS Sub-Account...   340,853   355,247   --     1,321  10,788    9,610  (52,208)  (25,325)   299,433   340,853
 MSS Sub-Account...   314,374   326,412   --     --      3,793   17,274  (24,122)  (29,312)   294,045   314,374
 MMS Sub-Account...   540,785   611,608   --        23 428,614  109,285 (440,180) (180,131)   529,219   540,785
 TRS Sub-Account... 1,439,364 1,567,221   --     2,075  (6,574)   26,932 (112,592) (156,855) 1,320,198 1,439,364
 UTS Sub-Account...   103,362   112,112   --     --      1,434    6,232  (16,600)  (14,982)    88,196   103,362
 WGS Sub-Account...   277,498   321,322   --     --    (17,719)  (23,467)  (40,765)  (20,357)   219,014   277,498
 WGO Sub-Account...   384,999   406,783   --     1,002 (16,241)   12,949  (41,703)  (35,735)   327,055   384,999
 MFS REGATTA GOLD
 CONTRACTS
 -----------------
 CAS Sub-Account...   933,956   401,401 377,035 429,277 155,695  129,225  (79,488)  (25,947) 1,387,198   933,956
 COS Sub-Account*...    61,777    --   103,389  35,061  85,059   26,716   (5,032)    --     245,193    61,777
 CGS Sub-Account... 1,722,218   347,210 833,525 981,150 504,212  431,451 (123,151)  (37,593) 2,936,804 1,722,218
 EGS Sub-Account...   966,583   335,404 324,632 442,404 255,069  209,941  (63,814)  (21,166) 1,482,740   966,583
 FCE Sub-Account*...    41,861    --    11,240  11,586 (28,912)   30,275     (949)    --     23,240    41,861
 FCG Sub-Account...   188,749    56,408  32,884  65,816  64,726   68,561  (14,158)   (2,036)   272,201   188,749
 FCI Sub-Account**...     9,227    --   18,569   5,355  15,201    3,872   (1,125)    --      41,872     9,227
 GSS Sub-Account...   168,798    40,062 125,717  87,840 199,497   44,641  (10,484)   (3,745)   483,528   168,798
 HYS Sub-Account...   482,767   109,992 256,362 220,099 176,263  157,860  (46,101)   (5,184)   869,291   482,767
 MSS Sub-Account...   251,868    92,171  98,329  97,276  80,721   65,953  (29,899)   (3,532)   401,019   251,868
 MMS Sub-Account...   395,655   244,386 653,207 720,359 (65,544) (545,823)  (62,114)  (23,267)   921,204   395,655
 RES Sub-Account... 1,478,012   386,810 388,372 639,173 566,075  471,183 (102,214)  (19,154) 2,330,245 1,478,012
 RGS Sub-Account***...    59,221    --  81,967  36,514  85,163   23,014   (3,502)     (307)   222,849    59,221
 TRS Sub-Account... 1,288,455   321,897 424,309 669,097 571,586  333,800 (130,045)  (36,339) 2,154,305 1,288,455
 UTS Sub-Account...   187,310    45,474 214,542  99,515 144,840   42,677  (17,557)     (356)   529,135   187,310
 WAA Sub-Account...   215,473    39,223  36,286 108,426  28,666   71,503  (12,552)   (3,679)   267,873   215,473
 WGS Sub-Account...    73,436    30,008   9,445  29,573  17,520   19,615  (10,175)   (5,760)    90,226    73,436
 WGO Sub-Account...   324,362    94,134  44,685 152,296  53,301   84,074  (20,029)   (6,142)   402,319   324,362
 WTR Sub-Account...   181,210    24,306  43,452  74,918 122,655   83,263  (13,304)   (1,277)   334,013   181,210

*Units for the year ended December 31, 1997 are for the period July 14, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

**Units for the year ended December 31, 1997 are for the period August 11, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

***Units for the year ended December 31, 1997 are for the period July 9, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners in Sun Life (N.Y.) Variable Account C
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Conservative Growth Sub-Account, Emerging Growth Sub-Account, MFS/ Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Money Market Sub-Account, Research Equity Sub-Account, Research Growth and Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, World Asset Allocation Sub-Account, World Governments Sub-Account, World Growth Sub-Account, and World Total Return Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and Director

C. JAMES PRIEUR, President and Director

S. CAESAR RABOY, Senior Vice President and
  Director

RICHARD B. BAILEY, Director

M. COLYER CRUM, Director

DAVID D. HORN, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

JOHN D. McNEIL, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

MICHAEL A. COHEN, Vice President and
  Regional Manager

ELLEN B. KING, Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Mass. 02481

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Mass. 02110

                                     [LOGO]

                                                ANNUAL REPORT, DECEMBER 31, 1998

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY

                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

RENY-2/99 11M